Write-Downs of Long-Lived Assets - Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets (Detail)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2023 JPY (¥) Property	Sep. 30, 2022 JPY (¥) Property	Sep. 30, 2023 JPY (¥) Property	Sep. 30, 2022 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 8	¥ 0	¥ 8	¥ 56
Write-downs of the assets held for sale, number of properties | Property		0
Write-downs due to decline in estimated future cash flows, amount		¥ 444	145	¥ 530	¥ 197
Write-downs due to decline in estimated future cash flows, number of properties | Property		0
Commercial facilities other than office buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs due to decline in estimated future cash flows, amount		¥ 365	¥ 51	¥ 439	¥ 51
Write-downs due to decline in estimated future cash flows, number of properties | Property		1	2	2	2
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 0	¥ 0
Write-downs of the assets held for sale, number of properties | Property				1	0
Write-downs due to decline in estimated future cash flows, amount		¥ 1	¥ 0	¥ 1	¥ 3
Write-downs due to decline in estimated future cash flows, number of properties | Property		1	0	1	3
Others
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 8	¥ 0	¥ 8	¥ 56
Write-downs due to decline in estimated future cash flows, amount	[1]	¥ 78	¥ 94	¥ 90	¥ 143
Write-downs due to decline in estimated future cash flows, number of properties | Property	[1]	0

[1]	For “Others,” the number of properties is omitted.